Significant Accounting Policies - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents orginal maturity	three months or less
Events After Reporting Period [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Lease liabilities		$ 60
Right-of-use assets		$ 70
Top of Range [Member] | Software [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Expected useful life of intangible asset	10 years